CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues:
Services	$ 122,869	$ 95,936	$ 74,815
Products	17,934	12,577	8,043
Total net revenues	140,803	108,513	82,858
Cost of revenues:
Services	101,522	85,356	70,310
Products	9,755	6,260	4,047
Total cost of revenues	111,277	91,616	74,357
Gross profit	29,526	16,897	8,501
Operating expenses:
Selling expenses	1,774	1,922	1,191
General and administrative expenses	18,418	7,424	8,389
Total operating expenses	20,192	9,346	9,580
Operating (loss) income	9,334	7,551	(1,079)
Interest income	563	107	74
Government subsidy income	863	573	526
Gain (loss) on disposal of subsidiaries	(168)		163
(Loss) income before income taxes	10,592	8,231	(316)
Income tax expenses	3,812	2,155	980
(Loss) income before loss in equity method investments	6,780	6,076	(1,296)
Loss from equity method investments	(239)	(189)	0
Net (loss) income	6,541	5,887	(1,296)
Less: Net loss attributable to noncontrolling interest	(574)	(618)	(664)
Net (loss) income attributable to RYB Education, Inc.	7,115	6,505	(632)
Less: Accretion of convertible redeemable preferred shares			2,384
Deemed dividends to convertible redeemable preferred shareholders			763
Net (loss) income attributable to ordinary shareholders of RYB Education, Inc.	$ 7,115	$ 6,505	$ (3,779)
Net (loss) income per share attributable to ordinary shareholders of RYB Education, Inc.
Basic (in dollars per share)	$ 0.29	$ 0.28	$ (0.22)
Diluted (in dollars per share)	$ 0.27	$ 0.26	$ (0.22)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares)	24,735,445	23,163,801	16,929,789
Diluted (in shares)	26,566,657	24,682,525	16,929,789